Financial risk management - Summary of Net Gains and Losses from Financial Instruments (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Gains And Losses From Financial Instruments Based On Valuation Categories According To IFRS 9 [Line Items]
Financial assets measured at amortized cost (AC)	€ 1.8	€ 1.8	€ 0.7
Financial liabilities measured at amortized cost (AC)	(5.7)	(5.9)	(7.6)
Financial assets measured at fair value	0.0	0.0	0.2
Financial liabilities measured at fair value	32.8	0.0	(0.3)
Net result	€ 28.9	€ (4.1)	€ (7.0)